PROVISION FOR UNPAID LOSSES AND LOSS ADJUSTMENT EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
PROVISION FOR UNPAID LOSSES AND LOSS ADJUSTMENT EXPENSES
Schedule of changes in the provision for unpaid losses and loss adjustment expenses

	Nine Months Ended
	September 30, 2021	September 30, 2020
Balance—Beginning of year	$54,987,840	$32,583,608
Less: amount recoverable from reinsurers	—	(2,343)
Net balance—Beginning of year	54,987,840	32,581,265
Losses incurred for the period related to:
Current period	87,642,926	65,734,569
Prior periods	—	—
Total losses incurred	87,642,926	65,734,569
Losses paid for the period related to:
Current period	20,604,251	15,282,345
Prior periods	18,402,785	11,921,879
Total losses paid	39,007,036	27,204,224
Net balance—September 30	103,623,730	71,111,610
Foreign currency translation adjustment	(32,567)	—
Balance—September 30	$103,591,163	$71,111,610

	2020	2019	2018
Unpaid losses and loss adjustment expenses – beginning of the year	$32,583,608	$18,721,005	$7,244,232
Less: reinsurance recoverable	(2,343)	(155,484)	—
Net unpaid losses and loss adjustment expenses – beginning of the year	$32,581,265	$18,565,521	$7,244,232
Losses incurred related to:
Current year	$91,025,223	$64,534,566	$40,858,541
Prior year	—	(134,364)	—
Total incurred	$91,025,223	$64,400,202	$40,858,541
Losses paid for the period related to:
Current year	$53,734,787	$38,423,496	$24,246,730
Prior year	14,883,861	11,960,962	5,290,522
Total paid	$68,618,648	$50,384,458	$29,537,252
Net paid losses and loss adjustment expenses – end of year	$54,987,840	$32,581,265	$18,565,521
Add: reinsurance recoverable	—	2,343	155,484
Unpaid losses and loss adjustment expenses – end of year	$54,987,840	$32,583,608	$18,721,005